Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Interest and dividend income, investments	$ 1,098,000
Net appreciation in fair value, investments	5,992,000
Net investment income	7,090,000
Contributions:
Company	2,575,000
Participant	5,000,000
Rollovers	1,122,000
Total contributions	8,697,000
Interest income from notes receivable from participants	29,000
Total additions	15,816,000
Deductions
Payment of benefits	2,412,000
Administrative expenses	28,738
Total deductions	2,441,000
Net increase in assets available for benefits	13,375,000
Net assets available for benefits:
Beginning of year	46,985,000
End of year	$ 60,360,000